Warrant liability (Details 1) - Derivative Financial Liability [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.91%	3.99%
Expected life of warrants (in years)	2 months 15 days	1 year 2 months 15 days
Expected annualized volatility	36.25%	69.83%
Forfeiture rate	0.00%	0.00%